UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                ----------------------------

Check here if Amendment [ x ]; Amendment Number:  1
                                                  -----
   This Amendment (Check only one.):  [ x ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss & Co., Inc.
           --------------------------------------------------
Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05569
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:     Vice President
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Howard Guberman             New York, New York          02/20/01
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        16
                                               -------------

Form 13F Information Table Value Total:       $132,364
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


                           FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
AUTOLIV INC        COMMON       052800109    719     45,114   SH         SOLE           45,114   0       0
-----------------------------------------------------------------------------------------------------------
AVON PRODS INC     COMMON       054303102 15,138    316,200   SH         SOLE          316,200   0       0
-----------------------------------------------------------------------------------------------------------
BRASS EAGLE INC    COMMON       10553F106  1,226    160,800   SH         SOLE          160,800   0       0
-----------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN  COMMON       12189T104 16,632    587,436   SH         SOLE          587,436   0       0
 SANTA FE CP
-----------------------------------------------------------------------------------------------------------
COVANCE INC        COMMON       222816100    202     18,800   SH         SOLE           18,800   0       0
-----------------------------------------------------------------------------------------------------------
DU PONT E I DE     COMMON       263534109  1,884     39,000   SH         SOLE           39,000   0       0
 NEMOURS & CO
-----------------------------------------------------------------------------------------------------------
HALLIBURTON CO     COMMON       406216101  5,396    148,856   SH         SOLE          148,856   0       0
-----------------------------------------------------------------------------------------------------------
HOMESTAKE MNG CO   COMMON       437614100    182     43,400   SH         SOLE           43,400   0       0
-----------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC COMMON       438516106 22,293    471,176   SH         SOLE          471,176   0       0
-----------------------------------------------------------------------------------------------------------
KANEB SERVICES     COMMON       484170105    670    114,000   SH         SOLE          114,000   0       0
 INC
-----------------------------------------------------------------------------------------------------------
MOTOROLA INC       COMMON       620076109 19,853    980,400   SH         SOLE          980,400   0       0
-----------------------------------------------------------------------------------------------------------
OWENS CORNING      COMMON       69073F103    459    565,000   SH         SOLE          565,000   0       0
-----------------------------------------------------------------------------------------------------------
SMITHKLINE         ADR REP ORD  832378301 29,950    481,600   SH         SOLE          481,600   0       0
 BEECHAM PLC
-----------------------------------------------------------------------------------------------------------
VODAFONE       SPONSORED ADR    92857W100  8,098    226,120   SH         SOLE          226,120   0       0
 GROUP PLC NEW
-----------------------------------------------------------------------------------------------------------
WELLS FARGO
 & CO NEW          COMMON       949746101  3,463     62,180   SH         SOLE           62,180   0       0
-----------------------------------------------------------------------------------------------------------

WORLDCOM INC GA    COMMON       98157D106  6,199    440,806   SH         SOLE          440,806   0       0
 NEW
-----------------------------------------------------------------------------------------------------------
